Summary of Significant Accounting Policies	9 Months Ended
Sep. 30, 2013
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

Transactions Between Entities Under Common Control

We may enter into transactions with our General Partner whereby we receive a contribution of midstream assets or subsidiaries in exchange for consideration from the Partnership. We account for the net assets received using the historical book value of the asset or subsidiary being contributed or transferred as these are transactions between entities under common control. Our historical financial statements may be revised to include the results attributable to the assets contributed from our General Partner as if we owned such assets for all periods presented by the Partnership since the change in control of our General Partner, effective April 15, 2013.

Convertible Preferred Units

We record the issuance of our Series A Preferred Units at fair value and separately classified these units on our balance sheet in between total liabilities and partners’ capital, frequently called “mezzanine equity” as the ability to exercise these units are outside of the Partnership’s control and contain no beneficial conversion features pursuant to Accounting Standards Codification 470-20, Debt with Conversion and Other Options. These units are classified as participating securities and are included in our calculation of net income (loss) per limited and general partner unit using the two-class method.

Goodwill and intangible assets

We record goodwill as the excess of the cost of an acquisition over the fair value of the net assets of the acquired business. Goodwill is not amortized but is reviewed for impairment at least annually or more frequently if an event or change in circumstance indicates that an impairment may have occurred. We first assess qualitative factors to evaluate whether it is more likely than not that an impairment has occurred and it is therefore necessary to perform the two-step goodwill impairment test. If the two-step goodwill impairment test indicates that the goodwill is impaired, an impairment loss is recorded.

We record the estimated fair value of acquired customer contracts as intangible assets. The intangible assets are amortized over the remaining periods of the customer contracts, which range between 5 months and thirty-five months.

Income taxes

The Partnership is not a taxable entity for federal income taxes and does not directly pay federal income tax. Blackwater is a taxable entity. We account for income taxes using an asset and liability approach for financial accounting and reporting of income taxes. If it is more than likely that a deferred tax asset will not be realized, a valuation allowance is recognized.

Recent Accounting Pronouncements

In January 2013, the FASB issued Accounting Standards Update ("ASU") No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, which clarifies that ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities, applies to financial instruments or derivative transactions accounted for under ASC 815. The amendments require disclosures to present both gross and net amounts of derivative assets and liabilities that are subject to master netting arrangements with counterparties. We currently present our net derivative assets and liabilities on our statement of financial position. We have provided additional disclosures regarding the gross amounts of derivative assets and liabilities in Note 6 "Derivatives" in accordance with these new standards updates.

In February 2013, the FASB issued ASU No. 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income ("AOCI"), which requires entities to present either in a single note or parenthetically on the face of the financial statements (i) the amount of significant items reclassified from each component of AOCI and (ii) the income statement line items affected by the reclassifications. We adopted this guidance during the first quarter of 2013; it did not have a material impact on our condensed consolidated financial statements as there are currently no items reclassified from AOCI.

In July 2013, the FASB issued ASC No. 2013-11, Income Taxes (Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists (a consensus of the FASB Emerging Issues Task Force). This guidance was issued related to the presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss or a tax credit carryforward exists. The updated guidance requires an entity to net its unrecognized tax benefits against the deferred tax assets for all same jurisdiction net operating loss carryforward, a similar tax loss, or tax credit carryforwards. A gross presentation will be required only if such carryforwards are not available or would not be used by the entity to settle any additional income taxes resulting from disallowance of the uncertain tax position. The update is effective prospectively for the Partnership’s fiscal year beginning January 1, 2014 and we are currently evaluating the financial impact.